Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,408	$ 2,326	$ 3,102	$ 2,905	$ 2,774
Interest cost	14,296	15,044	20,058	20,882	20,706
Expected return on plan assets	(15,422)	(14,796)	(19,729)	(19,421)	(20,573)
Amortization of unrecognized prior service cost	(129)	(129)	(172)	(172)	(172)
Amortization of unrecognized net loss	10,493	5,146	6,862	3,641
Total benefit			10,121	7,835	2,735
Curtailment gain					(55)
Net periodic costs	11,646	7,591	10,121	7,835	2,680
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	266	339	452	550	781
Interest cost	3,719	3,802	5,069	4,930	4,810
Amortization of unrecognized net loss	515
Net periodic costs	$ 4,500	$ 4,141	$ 5,521	$ 5,480	$ 5,591